ARTISAN FUNDS, INC.

875 East Wisconsin Avenue, Suite 800

Milwaukee, Wisconsin 53202

February 1, 2011

BY EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, NW

Washington, D.C. 20549

Re:	Artisan Funds, Inc.: (File Nos. 33-88316 and 811-8932)

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), Artisan Funds, Inc. (the “Funds”) certifies that:

a.	the forms of prospectuses and statements of additional information for the Funds that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in the most recent post-effective amendment to the Funds’ registration statement on Form N-1A; and

b.	the text of the most recent post-effective amendment to the Funds’ registration statement was filed with the Securities and Exchange Commission electronically on January 28, 2011.

Very truly yours,

ARTISAN FUNDS, INC.

/S/ SARAH A. JOHNSON
By: Sarah A. Johnson Its: Assistant Secretary